Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Franchisor Disclosure [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
Franchised clinics:	2015	2014	2015	2014
Clinics open at beginning of period	239	215	242	175
Opened during the period	13	16	36	57
Acquired during the period	(2)	-	(23)	-
Closed during the period	(2)	(1)	(7)	(2)
Clinics in operation at the end of the period	248	230	248	230
	Three Months Ended September 30,		Nine Months Ended September 30,
Company-owned or managed clinics:	2015	2014	2015	2014
Clinics open at beginning of period	23	-	4	-
Opened during the period	4	-	4	-
Acquired during the period	2	-	23	-
Closed during the period	-	-	(2)	-
Clinics in operation at the end of the period	29	-	29	-

Total clinics in operation at the end of the period	277	230	277	230

Clinic licenses sold but not yet developed	180	248	180	248

	Year Ended December 31,
	2014	2013
Clinics open at beginning of period	175	82
Clinics opened during the period	73	93
Clinics closed during the period	(2)	-
Clinics in operation at the end of the period	246	175

Clinics sold but not yet operational	268	223

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Net income (loss)	$(1,656,722)	$(202,373)	$(5,416,317)	$(464,019)

Weighted average common shares outstanding - basic	9,844,964	4,828,122	9,777,119	4,819,861
Effect of dilutive securities:
Stock options	-	-	-	-
Weighted average common shares outstanding - diluted	9,844,964	4,828,122	9,777,119	4,819,861

Basic and diluted loss per share	$(0.17)	$(0.04)	$(0.55)	$(0.10)

	Year Ended December 31,
	2014	2013

Net income (loss)	$(3,031,220)	$155,635

Weighted average common shares outstanding - basic	5,451,851	5,313,665
Effect of dilutive securities:
Stock options	-	21,732
Shares issuable on conversion of preferred stock	-	1,335,000
Weighted average common shares outstanding - diluted	5,451,851	6,670,397

Basic earnings per share	$(0.56)	$0.03
Diluted earnings per share	$(0.56)	$0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Unvested restricted stock	393,339	542,354	393,339	542,354
Stock options	524,600	266,555	524,600	266,555
Warrants	90,000	-	90,000	-

	Year Ended December 31,
	2014	2013
Unvested restricted stock	590,873	-
Stock options	312,995	-
Warrants	90,000	-